Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: February 10, 2023

Payment Date	2/15/2023
Collection Period Start	1/1/2023
Collection Period End	1/31/2023
Interest Period Start	1/17/2023
Interest Period End	2/14/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$24,183,996.99	$24,183,996.99	$—	—	Aug-23
Class A-2a Notes	$586,800,000.00	$18,741,367.97	$568,058,632.03	0.968062	Sep-25
Class A-2b Notes	$126,400,000.00	$4,036,995.42	$122,363,004.58	0.968062	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,586,293,996.99	$46,962,360.38	$1,539,331,636.61

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,729,006,663.15	$1,677,356,253.15	0.811625
YSOC Amount	$137,964,881.87	$133,276,832.25
Adjusted Pool Balance	$1,591,041,781.28	$1,544,079,420.90
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$24,183,996.99	2.87200%	ACT/360	$55,951.02
Class A-2a Notes	$586,800,000.00	3.74000%	30/360	$1,828,860.00
Class A-2b Notes	$126,400,000.00	4.92871%	ACT/360	$501,852.20
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,586,293,996.99			$5,033,041.47

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,729,006,663.15	$1,677,356,253.15
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,591,041,781.28	$1,544,079,420.90
Number of Receivable Outstanding	82,031	81,036
Weight Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	54	53

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,212,752.71
Principal Collections	$51,380,793.96
Liquidation Proceeds	$93,410.01
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$56,686,956.68
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$56,686,956.68

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,440,838.89	$1,440,838.89	$—	$—	$55,246,117.79
Interest - Class A-1 Notes	$55,951.02	$55,951.02	$—	$—	$55,190,166.77
Interest - Class A-2a Notes	$1,828,860.00	$1,828,860.00	$—	$—	$53,361,306.77
Interest - Class A-2b Notes	$501,852.20	$501,852.20	$—	$—	$52,859,454.57
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$50,932,464.57
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$50,440,126.32
First Allocation of Principal	$—	$—	$—	$—	$50,440,126.32
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$50,372,517.99
Second Allocation of Principal	$4,214,576.09	$4,214,576.09	$—	$—	$46,157,941.90
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$46,084,000.23
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$27,084,000.23
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,998,500.23
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,998,500.23
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,998,500.23
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$3,250,715.94
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,250,715.94
Remaining Funds to Certificates	$3,250,715.94	$3,250,715.94	$—	$—	$—
Total	$56,686,956.68	$56,686,956.68	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$137,964,881.87
Increase/(Decrease)	$(4,688,049.62)
Ending YSOC Amount	$133,276,832.25

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,591,041,781.28	$1,544,079,420.90
Note Balance	$1,586,293,996.99	$1,539,331,636.61
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	23	$269,616.04
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	39	$93,410.01
Monthly Net Losses (Liquidation Proceeds)			$176,206.03
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.20%
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$1,099,579.38
Cumulative Net Loss Ratio			0.05%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	106	$2,443,266.13
60-89 Days Delinquent	0.03%	25	$535,485.04
90-119 Days Delinquent	0.01%	4	$149,607.62
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.19%	135	$3,128,358.79

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$162,402.95
Total Repossessed Inventory		12	$238,397.83

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		29	$685,092.66
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.03%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.08	0.06%	40	0.05%